Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,134
Balance at end of year	3,102	$ 3,134
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,957	5,942
Acquisitions	57	63
Disposals of businesses	(5)	(1)
Translation and other, net	54	(47)
Balance at end of year	6,063	5,957
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,823)	(2,777)
Amortization	(98)	(91)
Disposals of businesses	5	1
Translation and other, net	(45)	44
Balance at end of year	(2,961)	(2,823)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions	0	0
Disposals of businesses	0	0
Translation and other, net	0	0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Amortization	0	0
Disposals of businesses	0	0
Translation and other, net		0
Balance at end of year	0	0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	35
Balance at end of year	36	35
Finite useful life trade names finite useful life [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	156	134
Acquisitions	13	27
Disposals of businesses	0	0
Translation and other, net	1	(5)
Balance at end of year	170	156
Finite useful life trade names finite useful life [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(121)	(115)
Amortization	(13)	(10)
Disposals of businesses	0	0
Translation and other, net	0	4
Balance at end of year	(134)	(121)
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	408
Balance at end of year	383	408
Customer Relationships [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,793	1,782
Acquisitions	34	36
Disposals of businesses	(5)	0
Translation and other, net	35	(25)
Balance at end of year	1,857	1,793
Customer Relationships [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,385)	(1,341)
Amortization	(67)	(67)
Disposals of businesses	5	0
Translation and other, net	(27)	23
Balance at end of year	(1,474)	(1,385)
Databases and Content [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	25
Balance at end of year	14	25
Databases and Content [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	630	633
Acquisitions	6	0
Disposals of businesses	0	(1)
Translation and other, net	3	(2)
Balance at end of year	639	630
Databases and Content [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(605)	(594)
Amortization	(17)	(14)
Disposals of businesses	0	1
Translation and other, net	(3)	2
Balance at end of year	(625)	(605)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	20
Balance at end of year	23	20
Other [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	732	747
Acquisitions	4	0
Disposals of businesses	0	0
Translation and other, net	15	(15)
Balance at end of year	751	732
Other [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(712)	(727)
Amortization	(1)	0
Disposals of businesses	0	0
Translation and other, net	(15)	15
Balance at end of year	$ (728)	$ (712)